Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 5,881	€ 8,583
Cash outflows	9,224	13,308
Net cash flows	(3,343)	(4,725)
Later than one year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	449	582
Cash outflows	436	475
Net cash flows	13	107
Later than one year and not later than two years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	308	425
Cash outflows	280	360
Net cash flows	28	65
Later than two years and not later than three years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	299	380
Cash outflows	237	323
Net cash flows	62	57
Later than three years and not later than four years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	235	323
Cash outflows	221	259
Net cash flows	14	64
Later than four years and not later than five years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	241	286
Cash outflows	223	246
Net cash flows	18	40
Later than 5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	4,348	6,587
Cash outflows	7,828	11,644
Net cash flows	€ (3,479)	€ (5,057)